Accrued expenses, accounts payable and other liabilities	12 Months Ended
Mar. 31, 2021
Accrued expenses, accounts payable and other liabilities
Accrued expenses, accounts payable and other liabilities
19.	Accrued expenses, accounts payable and other liabilities

	As of March 31,
	2020	2021

	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	67,173	94,368
Other deposits and advances received (i)	25,443	53,794
Accrued bonus and staff costs, including sales commission	16,860	24,871
Payable to merchants and third party marketing affiliates	15,763	24,681
Fine imposed pursuant to the PRC Anti-monopoly Law (Note 25(b))	—	18,228
Payables and accruals for purchases of property and equipment	7,613	11,836
Other taxes payable (ii)	5,479	7,922
Amounts due to related companies (iii)	4,875	5,926
Contingent and deferred consideration in relation to investments and acquisitions	4,680	4,146
Operating lease liabilities (Note 6)	2,766	4,069
Others	10,884	11,088
	161,536	260,929
Non-current:
Operating lease liabilities (Note 6)	19,091	28,217
Contingent and deferred consideration in relation to investments and acquisitions	4,850	1,049
Others	1,322	1,488
	25,263	30,754

(i)	Other deposits and advances received as of March 31, 2020 and 2021 include consumer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(ii)	Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.
(iii)	Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.